INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Tables)	12 Months Ended
Jun. 30, 2024
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Schedule of cash and cash equivalents

	06/30/2024	06/30/2023
Cash at bank and on hand	44,473,270	48,129,194
	44,473,270	48,129,194

Schedule of other financial assets

	06/30/2024	06/30/2023
Current
Restricted short-term deposits	—	212,703
US Treasury bills	1,993,668	9,163,298
Mutual funds	6,658,805	1,596,539
Shares of Moolec Science S.A.	1,530,375	—
Other investments	1,512,680	1,162,480
	11,695,528	12,135,020

	06/30/2024	06/30/2023
Non-current
Shares of Bioceres S.A.	444,473	444,635
Other investments	190,080	274
	634,553	444,909

Schedule of trade receivables

	06/30/2024	06/30/2023
Current
Trade debtors	205,057,590	160,269,233
Allowance for impairment of trade debtors	(7,050,280)	(7,425,604)
Shareholders and other related parties (Note 17)	141,224	—
Allowance for credit notes to be issued	(2,905,624)	(3,694,019)
Trade debtors - Joint ventures and associates (Note 17)	782,142	865,627
Deferred checks	11,295,922	7,991,237
	207,320,974	158,006,474

Schedule of other receivables

	06/30/2024	06/30/2023
Current
Taxes	5,019,659	6,113,764
Receivables for PP&E sales	—	156,423
Shareholders and other related parties (Note 17)	—	3,792,429
Other receivables - Joint ventures and associates (Note 17)	207,449	6,104,219
Prepayments to suppliers	10,242,075	10,956,831
Reimbursements over exports	—	10,558
Prepaid expenses and other receivables	1,594,152	1,302,221
Miscellaneous	1,235,337	388,553
	18,298,672	28,824,998

	06/30/2024	06/30/2023
Non-current
Taxes	752,045	873,699
Other receivables - Joint ventures and associates (Note 17)	15,495,543	—
Reimbursements over exports	1,461,038	1,290,227
Loans receivables	230,000	230,000
Miscellaneous	18,495	152,315
	17,957,121	2,546,241

Schedule of inventories

	06/30/2024	06/30/2023
Seeds	5,967,231	1,542,159
Resale products	53,788,333	58,544,931
Manufactured products	26,081,250	25,881,761
Goods in transit	5,618,540	3,620,606
Supplies	22,546,093	24,893,187
Agricultural products	15,015,884	28,436,830
Allowance for obsolescence	(3,087,563)	(2,492,499)
	125,929,768	140,426,975

Net of agricultural products	110,913,884	111,990,145

Schedule of changes in biological assets

	Soybean	Corn	Wheat	Barley	Sunflower	Total
Beginning of the year	—	—	87,785	59,057	—	146,842
Initial recognition and changes in the fair value of biological assets at the point of harvest	(352,199)	(32,674)	231,526	106,605	996	(45,746)
Costs incurred during the year	1,423,732	792,235	220,679	73,452	137,680	2,647,778
Decrease due to harvest/disposals	(1,071,533)	(759,561)	(319,308)	(165,662)	(138,676)	(2,454,740)
Year ended June 30, 2024	—	—	220,682	73,452	—	294,134

	Soybean	Corn	Wheat	Barley	Sunflower	Total
Beginning of the year	—	—	44,413	12,900	—	57,313
Initial recognition and changes in the fair value of biological assets at the point of harvest	147,553	55,348	191,481	159,996	56,176	610,554
Costs incurred during the year	986,505	721,294	477,102	185,360	83,651	2,453,912
Decrease due to harvest/disposals	(1,134,058)	(776,642)	(625,211)	(299,199)	(139,827)	(2,974,937)
Year ended June 30, 2023	—	—	87,785	59,057	—	146,842

Schedule of property plant and equipment

	Net		Additions					Net
	carrying		from	Reclassification			Foreign	carrying
	amount		business	from Investment		Depreciation	currency	amount
Class	06/30/2023	Additions	combination	properties	Disposals	of the year	translation	06/30/2024
Office equipment	263,892	235,900	2,242	—	—	(77,639)	(14,057)	410,338
Vehicles	2,032,853	904,798	173,190	—	(1,677)	(908,040)	(775)	2,200,349
Equipment and computer software	174,399	702,842	462	—	(8,184)	(333,521)	(28,529)	507,469
Fixtures and fittings	2,862,949	703,027	28,672	—	6,295	(812,810)	(1,663)	2,786,470
Machinery and equipment	14,463,756	5,459,571	1,084	—	(154,492)	(2,649,074)	(410,517)	16,710,328
Land and buildings	36,144,792	1,835,054	—	3,222,044	53,217	(982,165)	(595,040)	39,677,902
Buildings in progress	11,911,194	72,480	610,926	—	(106,421)	—	(207,757)	12,280,422
Total	67,853,835	9,913,672	816,576	3,222,044	(211,262)	(5,763,249)	(1,258,338)	74,573,278

	Net		Additions					Net
	carrying		from				Foreign	carrying
	amount		business		Depreciation		currency	amount
Class	06/30/2022	Additions	combination	Disposals	of the year	Revaluation	translation	06/30/2023
Office equipment	269,538	57,835	—	(520)	(67,711)	—	4,750	263,892
Vehicles	2,665,074	353,886	—	(20,260)	(959,879)	—	(5,968)	2,032,853
Equipment and computer software	231,676	90,055	12,469	(20,347)	(141,839)	—	2,385	174,399
Fixtures and fittings	3,546,919	47,444	5,379	—	(737,816)	—	1,023	2,862,949
Machinery and equipment	5,811,960	3,534,130	7,047,496	(21,637)	(1,988,931)	—	80,738	14,463,756
Land and buildings	34,240,384	4,100	4,750,136	—	(937,098)	(1,985,806)	73,076	36,144,792
Buildings in progress	3,142,774	7,198,309	1,285,092	—	—	—	285,019	11,911,194
Total	49,908,325	11,285,759	13,100,572	(62,764)	(4,833,274)	(1,985,806)	441,023	67,853,835

Schedule of the carrying amounts that would have been recognized if land and building were stated at cost

Class of property	06/30/2024	06/30/2023
Land and buildings	27,876,636	21,161,294

Schedule of net carrying amount of each class of intangibles

	Net		Additions				Net
	carrying		from			Foreign	carrying
	amount		business	Transfers/	Amortization	currency	amount
Class	06/30/2023	Additions	combination	Disposals	of the year	translation	06/30/2024
Seed and integrated products
HB4 soy and breeding program	31,679,681	5,986,682	—	—	(2,091,992)	—	35,574,371
Integrated seed products	2,841,008	—	—	—	(191,559)	32,377	2,681,826
Crop nutrition
Microbiological products	37,295,460	—	—	7,610,115	(3,718,326)	—	41,187,249
Microbiological products in progress	12,213,341	5,869,084	—	(7,610,115)	—	(19,449)	10,452,861
Other intangible assets
Trademarks and patents	51,933,444	44,073	122,305	—	(4,071,453)	—	48,028,369
Trademarks and patents with indefinite useful lives	7,827,309	—	—	—	—	—	7,827,309
Software	1,638,519	585,313	—	276,128	(670,514)	(1,463)	1,827,983
Software in progress	349,171	507,685	—	(276,128)	—	—	580,728
Customer loyalty	23,006,023	—	—	—	(1,369,263)	—	21,636,760
RG/RS/OX Wheat in progress	5,000,000	—	—	—	—	—	5,000,000
Total	173,783,956	12,992,837	122,305	—	(12,113,107)	11,465	174,797,456

	Net		Additions				Net
	carrying		from			Foreign	carrying
	amount		business	Transfers/	Amortization	currency	amount
Class	06/30/2022	Additions	combination	Disposals	of the year	translation	06/30/2023
Seed and integrated products
HB4 soy and breeding program	29,802,534	3,587,337	—	—	(1,710,190)	—	31,679,681
Integrated seed products	3,137,158	—	—	—	(332,531)	36,381	2,841,008
Crop nutrition
Microbiological products	558,027	128,161	39,613,280	62,785	(3,073,154)	6,361	37,295,460
Microbiological products in progress	5,234,321	7,037,549	—	(62,785)	—	4,256	12,213,341
Other intangible assets
Trademarks and patents	439,732	49,748	55,420,441	—	(3,976,477)	—	51,933,444
Trademarks and patents with indefinite useful lives	7,827,309	—	—	—	—	—	7,827,309
Software	2,083,642	105,229	—	29,868	(582,064)	1,844	1,638,519
Software in progress	84,343	294,696	—	(29,868)	—	—	349,171
Customer loyalty	22,537,803	—	1,785,237	—	(1,317,017)	—	23,006,023
RG/RS/OX Wheat in progress	5,000,000	—	—	—	—	—	5,000,000
Total	76,704,869	11,202,720	96,818,958	—	(10,991,433)	48,842	173,783,956

Schedule of carrying amount of goodwill

	06/30/2024	06/30/2023
Rizobacter Argentina S.A.	28,080,271	28,080,271
Bioceres Crops S.A.	7,523,322	7,523,322
Pro farm Group, Inc.	76,089,749	76,089,749
Insumos Agroquímicos S.A.	470,090	470,090
Natal Agro S.R.L.	175,833	—
	112,339,265	112,163,432

Schedule of key assumptions for goodwill

Key assumption	Management’s approach
Discount rate

The discount rate used ranges was 15.30% for Rizobacter, Bioceres Crops, Natal and Insuagro, and 9.9% for Pro Farm.

The weighted average cost of capital (“WACC”) rate has been estimated based on the market capital structure. For the cost of debt, the indebtedness cost of the CGUs was used.

For the cost of equity, the discount rate is estimated based on the Capital Asset Pricing Model (CAPM).

The value assigned is consistent with external sources of information.

Budgeted market share of joint ventures and other customers

The projected revenue from the products and services of the CGUs has been estimated by the management based on market penetration data for comparable products and technologies and on future expectations of foreseen economic and market conditions.

The value assigned is consistent with external sources of information.

Budgeted product prices

The prices estimated in the revenue projections are based on current and projected market prices for the products and services of the CGUs.

The value assigned is consistent with external sources of information.

Growth rate used to extrapolate future cash flow projections to terminal period	The growth rate used to extrapolate the future cash flow projections to terminal period is 2%. The value assigned is consistent with external sources of information.

Schedule of investment properties

	06/30/2024	06/30/2023

Investment properties	560,783	3,589,749
	560,783	3,589,749

Schedule of trade and other payables

	06/30/2024	06/30/2023
Trade creditors	108,307,192	104,211,238
Shareholders and other related parties (Note 17)	37,985	35,292
Trade creditors - Parent company (Note 17)	729,171	644,191
Trade creditors - Joint ventures and associates (Note 17)	52,888,732	41,402,594
Taxes	5,647,550	3,561,058
Miscellaneous	1,121,839	953,301
	168,732,469	150,807,674

Schedule of borrowings

	06/30/2024	06/30/2023
Current
Bank borrowings	91,816,134	61,303,952
Corporate bonds	42,035,925	35,547,510
Trust debt securities	2,895,139	7,296,506
Net loans payables- Parents companies and related parties to Parent (Note 17)	—	3,491,691
	136,747,198	107,639,659
Non-current
Bank borrowings	15,316,612	10,663,266
Corporate bonds	25,071,823	50,007,680
Trust debt securities	1,716,447	—
	42,104,882	60,670,946

Schedule of carrying value of borrowings

	06/30/2024		06/30/2023
	Amortized		Amortized
	cost	Fair value	cost	Fair value
Current
Bank borrowings	91,816,134	90,406,055	61,303,952	57,209,155
Corporate Bonds	42,035,925	41,492,963	35,547,510	34,725,828

Non-current
Bank borrowings	15,316,612	10,490,347	10,663,266	10,374,646
Corporate Bonds	25,071,823	23,845,583	50,007,680	47,014,542

Schedule of employee benefits and social security

	06/30/2024	06/30/2023

Salaries, accrued incentives, vacations and social security	7,192,492	9,388,639
Key management personnel (Note 17)	148,466	218,068
	7,340,958	9,606,707

Schedule of deferred revenue and advances from customers

	06/30/2024	06/30/2023
Current
Advances from customers	3,335,740	9,216,032
Deferred revenue	587,400	15,659,630
	3,923,140	24,875,662
Non-current
Advances from customers	52,511	620,893
Deferred revenue	1,872,627	1,436,912
	1,925,138	2,057,805

Schedule of provisions

	06/30/2024	06/30/2023
Provisions for contingencies	1,255,702	891,769
	1,255,702	891,769

Schedule of changes in allowances and provisions

			Additions		Currency
			from business	Uses and	conversion
Item	06/30/2023	Additions	combination	reversals	difference	06/30/2024
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(7,425,604)	(753,428)	—	777,558	351,194	(7,050,280)
Allowance for obsolescence	(2,492,499)	(586,515)	—	69,582	(78,131)	(3,087,563)
Total deducted from assets	(9,918,103)	(1,339,943)	—	847,140	273,063	(10,137,843)

INCLUDED IN LIABILITIES
Provisions for contingencies	(891,769)	(367,126)	(355,898)	393,073	(33,982)	(1,255,702)
Total included in liabilities	(891,769)	(367,126)	(355,898)	393,073	(33,982)	(1,255,702)
Total	(10,809,872)	(1,707,069)	(355,898)	1,240,213	239,081	(11,393,545)

			Additions		Currency
			from business	Uses and	conversion
Item	06/30/2022	Additions	combination	reversals	difference	06/30/2023
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(7,142,252)	(1,327,385)	—	1,797,648	(753,615)	(7,425,604)
Allowance for obsolescence	(1,104,750)	(1,066,777)	(531,232)	690,503	(480,243)	(2,492,499)
Total deducted from assets	(8,247,002)	(2,394,162)	(531,232)	2,488,151	(1,233,858)	(9,918,103)

INCLUDED IN LIABILITIES
Provisions for contingencies	(603,022)	(221,008)	(393,073)	—	325,334	(891,769)
Total included in liabilities	(603,022)	(221,008)	(393,073)	—	325,334	(891,769)
Total	(8,850,024)	(2,615,170)	(924,305)	2,488,151	(908,524)	(10,809,872)